Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning	₩ 729,489	₩ 588,118
Increase	321,630	573,472
Utilization	(197,700)	(218,997)
Reversal	(125,456)	(279,265)
Others	90,528	66,161
Ending	818,491	729,489
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Beginning	73,478	49,171
Increase	122,714	88,879
Utilization	(86,084)	(60,723)
Reversal	(3,077)	(3,856)
Others	16,638	7
Ending	123,669	73,478
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Beginning	142,233	118,036
Increase	53,203	56,560
Utilization	(22,858)	(24,608)
Reversal	(3,444)	(7,660)
Others	1,294	(95)
Ending	170,428	142,233
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Beginning	111,150	36,764
Increase	26,407	84,242
Utilization	(37,087)	(6,066)
Reversal	(18,098)	(3,399)
Others	2,112	(391)
Ending	84,484	111,150
Provisions for the restoration [member]
Disclosure of other provisions [line items]
Beginning	89,168	134,190
Increase	23,559	14,912
Utilization	(13,411)	(9,212)
Reversal	(14,379)	(47,682)
Others	2,366	(3,040)
Ending	87,303	89,168
Others [member]
Disclosure of other provisions [line items]
Beginning	313,460	249,957
Increase	95,747	328,879
Utilization	(38,260)	(118,388)
Reversal	(86,458)	(216,668)
Others	68,118	69,680
Ending	₩ 352,607	₩ 313,460